Money Market Portfolio Investment Objectives and Goals - Portfolio [Member] - Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Variable Insurance Funds Money Market Portfolio (the “Fund”) seeks to provide current income while maintaining liquidity and a stable share price of $1.